Stock Options - Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding beginning	3,702,110	2,327,312	2,291,628
Granted	1,925,301	1,712,073	431,763
Exercised	(197,966)	(197,656)	(77,011)
Forfeited	(438,289)	(139,619)	(319,068)
Outstanding ending	4,991,156	3,702,110	2,327,312
Weighted Average Exercise Price Per Share
Outstanding beginning	$ 9.41	$ 5.26	$ 4.47
Granted	23.13	14.18	11.95
Exercised	3.13	1.19	3.36
Forfeited	12.67	10.78	8.9
Outstanding ending	$ 14.67	$ 9.41	$ 5.26